Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2012
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 0
One – Five Years, Amortized Cost	14,222,904
Five – Ten Years, Amortized Cost	60,854,622
After Ten Years, Amortized Cost	61,064,766
Mortgage-Backed Securities, Amortized Cost	206,793,861
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	342,936,153
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	0
One – Five Years, Fair Value	14,515,725
Five – Ten Years, Fair Value	62,377,392
After Ten Years, Fair Value	63,291,196
Mortgage-Backed Securities, Fair Value	214,731,903
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 354,916,216